OTHER DEBT – VEHICLE LOAN (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended	12 Months Ended
	Nov. 30, 2017	Dec. 31, 2016	May 31, 2023	Feb. 28, 2023	Aug. 30, 2022	May 31, 2022	Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2020	Feb. 28, 2019
Restructuring Cost and Reserve [Line Items]
Vehicle loan secured by automobile			$ 32,427,346	$ 31,254,346	$ 3,000,000
Principal repayments of loan							$ 0	$ 0
Proceeds of disposal of vehicle offset against vehicle loan						$ 18,766	18,766
Remaining asset value						5,515	5,515
Reclassification of fixed assets to vehicle for disposal						13,251
Robotic Assistance Devices L L C [Member] | Secured Debt [Member]
Restructuring Cost and Reserve [Line Items]
Vehicle loan secured by automobile	$ 47,661	$ 47,704
Term of debt	5 years	5 years
Maturity date	Oct. 24, 2022	Nov. 09, 2020
Payment of debt interest and principal	$ 923	$ 1,019
Outstanding balance of the loan	$ 21,907									$ 21,907
Loss on sale of vehicle			3,257	3,257
Current portion vehicle loan				21,578			21,578	21,578	$ 21,578
Reclassification of fixed assets to vehicle for disposal							13,251
Long-term vehicle loan				16,944			16,944	$ 16,944
Total vehicle loan			$ 38,522	$ 38,522		$ 38,522	$ 38,522